Direct: 414-287-9386

tbausch@gklaw.com

December 17, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Bluestone Community Development Fund (Registration Nos. 333-190432; 811-22875)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Bluestone Community Development Fund (the “Fund”), please find the Fund’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-2. This Post-Effective Amendment is being filed pursuant to Rule 486(a) under the Securities Act of 1933, as amended, for the purpose of making changes to the Fund’s name, a change to the periodic interval in the Fund’s fundamental policy of making repurchase offers to shareholders of the Fund, a change to the Fund’s non-fundamental investment policy and corresponding changes to the Fund’s principal investment strategies and risks, and other miscellaneous changes.

If you have any questions regarding this filing, please do not hesitate to contact me at 414-287-9386

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Thomas A. Bausch

Thomas A. Bausch

cc:	Working Group